First Trust S&P 500 Diversified Dividend Aristocrats ETF Investment Strategy - First Trust S&P 500 Diversified Dividend Aristocrats ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal conditions, the Fund will invest at least 90% of its net assets (plus any borrowings for investment purposes) in the securities of the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the total return performance of the Index, which includes dividends paid by the common stocks in the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is owned and was developed by S&P Dow Jones Indices, LLC a division of S&P Global (“SPDJI” or the “Index Provider”). The Index Provider reserves the right to make exceptions when applying the methodology if the need arises to ensure that the Index continues to achieve its objective. In addition, the Index Provider may revise Index policies covering rules for selecting companies, treatment of dividends, share counts or other matters. According to the Index Provider, the Index measures the performance of companies within the S&P 500® Index that have followed a managed-dividends policy of increasing or maintaining dividends for at least 15 consecutive years and have high indicated annualized dividend yield relative to other companies within the same Global Industry Classification Standard (GICS®) sector. The managed-dividends policy may be relaxed to maintain a diversified GICS® sector representation. Index sector weights are adjusted to mirror the GICS® sector weights of the S&P 500® Index. The Index seeks to select 100 securities that meet its eligibility criteria. The Index’s starting universe consists of all the securities comprising the S&P 500® Index. The S&P 500® Index measures the performance of the large-cap segment of the U.S. market. From the starting universe, only those securities that have maintained or increased total dividend per share amounts every year for at least 15 consecutive years are eligible for inclusion, subject to a relaxation rule. The remaining stocks are then ranked in their respective GICS® sectors in descending order by indicated annualized dividend yield. The highest ranked stocks, in descending order, are selected until the number of stocks in each sector reaches the sector target count, which is derived from the quintile count of each sector in the index universe (rounded to the nearest whole number). If the number of selected stocks in a sector is fewer than the sector target count, or if the target sector weight exceeds the sum of the stock weights after applying the weighting constraints, the managed-dividends policy is relaxed to select the remaining constituents. In each respective GICS® sector, the Index ranks eligible constituents first by dividend growth history and then by indicated annualized dividend yield. Stocks are added to the Index in descending order of indicated annualized dividend yield starting with the longest dividend growth history length until the number of constituents reaches the sector count target and the weighting requirements are met, with a minimum dividend growth history of at least five years. If there are no additional eligible companies in a sector, the sector weight will deviate from its target weight and the Index distributes the weight proportionally among the other sectors. At each Index reconstitution and rebalance, the Index sector weights mirror the sector weights of the S&P 500® Index, with constituents weighted by dividend yield within the GICS® sectors. The weight for each Index constituent is constrained between 0.25% and 4.00%. The Index is reconstituted annually and rebalanced quarterly, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. In addition, the Index Provider reviews constituents on a monthly basis to determine ongoing eligibility following an announcement concerning the company’s dividend program. The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2025, the Index was composed of 99 securities. As of June 30, 2025, the Fund had significant investments in information technology companies, although this may change from time to time.The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in a given jurisdiction, investment sector or industry that it may not have had as of June 30, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction, investment sector or industry, the Fund may be exposed to the risks associated with that jurisdiction, investment sector or industry.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2025, the Index was composed of 99 securities. As of June 30, 2025, the Fund had significant investments in information technology companies, although this may change from time to time.